Wells, Pipelines, Properties, Plant and Equipment, Net - Recoverable Amounts of Assets (Details) - Pemex Logistics - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Pre-tax discount rate	14.80%	12.73%	12.57%
Total	$ 180,444,892	$ 184,432,639	$ 262,651,324
TAD, TDGL, TOMS (Storage terminals)
Disclosure of detailed information about property, plant and equipment [line items]
Total	69,078,019	66,431,256	76,522,522
Pipelines
Disclosure of detailed information about property, plant and equipment [line items]
Total	0	43,707,101	113,847,249
Primary logistics
Disclosure of detailed information about property, plant and equipment [line items]
Total	$ 111,366,873	$ 74,294,282	$ 72,281,553